Note 12 - Right-of-Use Assets, Finance Lease Liabilities, Investments in Leaseback Vessels and Net Investment in Sales-type Leases (Tables)	6 Months Ended
Jun. 30, 2024
Notes Tables
Finance Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2025	$26,386
Total	$26,386
Less: Discount	(1,142)
Total finance lease liability	$25,244

Finance Lease Obligations Current and Non-Current [Table Text Block]
	December 31, 2023	June 30, 2024
Finance lease liabilities – current	$2,684	$25,244
Finance lease liabilities – non-current	23,877	-
Total	$26,561	$25,244

Sales-type Lease, Net Investment in Lease [Table Text Block]
	December 31, 2023	June 30, 2024
Lease receivable	$41,901	$32,990
Unguaranteed residual value	201	368
Net investment in sales-type lease vessels	$42,102	$33,358

Net investment in sales-type lease vessels, current	(22,620)	(27,217)
Net investment in sales-type lease vessels, non-current	$19,482	$6,141

Sales-Type and Direct Financing Leases, Payment to be Received, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2025	53,245
2026	6,745
2027	5,606
2028	4,567
Total undiscounted cash flows	$70,163
Present value of lease payments*	$32,990